Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

Note 15 — Subsequent Events

On April 10, 2017, the Company issued 50,000 shares of common stock for services which were fully vested upon the date of grant. The Company recorded an expense of $141,000 for the fair value of those shares.

On April 19, 2017, Inpixon entered into an exchange agreement (the “Exchange Agreement”) with Hillair Capital Investments L.P. in connection with an interest payment due on May 9, 2017 pursuant to the Company’s 8% Original Issue Discount Senior Secured Convertible Debenture in the principal amount of $5,700,000. In accordance with the Exchange Agreement, solely in respect of the interest payment in the amount of $343,267 due on May 9, 2017, the parties agreed that $315,700 of such interest payment will be made in in the form of 110,000 shares of the Company’s common stock issued at an interest conversion rate equal to $2.87 per share. The shares were issued on April 20, 2017.

On May 8, 2017, Hillair Capital Investments L.P. delivered a conversion notice to the Company pursuant to which it converted 2,250 shares of the Company’s Series 1 Convertible Preferred Stock into 100,000 shares of the Company’s common stock. Such shares of common stock were issued on May 9, 2017.

On May 30, 2017, a vendor filed a complaint in the Marin County Superior Court, California, against the Company for goods sold and delivered, account stated, and quantum meruit.  The complaint alleges that Inpixon USA had purchased the vendor’s products on credit, which led to an unpaid balance in the sum of approximately $744,000 as of December 13, 2016.  The complaint further alleges that although the Company entered into two payment agreements with the vendorand made partial payments, it defaulted under the payment program and the unpaid amount totaled approximately $636,000 as of January 17, 2017.  In the complaint, the vendor demands that the Company pay damages in the principal amount of approximately $636,000 plus any interest accruing from and after January 17, 2017 at the rate of 10% per annum.  On the same day of filing the complaint, the vendor also applied for a right to attach order and order for issuance of writ of attachment from the court to prevent the Company from dissipating assets prior to the time of judgement. The Company is required to answer the complaint by September 11, 2017. As of June 12, 2017 the full amount of the claim has been accrued for by the Company.

On May 31, 2017 the Company entered into a securities purchase agreement with the institutional accredited investors identified in the Schedule of Buyers attached thereto pursuant to which the Company agreed to issue and sell to the Buyers subordinated convertible promissory notes in an aggregate principal amount of $2,200,000 due on May 31, 2018 for an aggregate purchase price of $2,000,000, representing an approximately 9% original issue discount. Interest on the Notes accrues at a rate of 10.0% per annum.

Note 28 — Subsequent Events

GemCap Loan and Security Agreement Amendment 2

On January 24, 2017, the Company, and its U.S. wholly-owned subsidiaries, Inpixon USA and Inpixon Federal, entered into Amendment Number 2 to the Loan and Security Agreement to amend that certain Loan and Security Agreement and Loan Agreement Schedule, both dated as of November 14, 2016, with GemCap Lending I, LLC whereby Section (21) of the definition of “Eligible Accounts” in Section 1.29 of the Loan Agreement was deleted and restated in its entirety as follows: Accounts that satisfy the criteria set forth in the foregoing items (1) – (20), which are owed by any other single Account Debtor or its Affiliates so long as such Accounts, in the aggregate, constitute no more than twenty percent (20%) of all Eligible Accounts, provided, that only for the period commencing on January 24, 2017 through and including April 24, 2017, Accounts in the aggregate only from and owed by Centene Corporation or its Affiliates may exceed twenty percent (20%) of all Eligible Accounts by an amount not to exceed $500,000, provided, further, that, from and after April 25, 2017, Accounts in the aggregate that are owed by Centene Corporation or its Affiliates that satisfy the criteria set forth in the foregoing items (1) – (20) shall not exceed twenty percent (20%) of all Eligible Accounts; and Borrower shall have paid to Lender an accommodation fee in the amount of $5,000 on February 2, 2017.

Company Name Change and Stock Split

On February 27, 2017, Sysorex Global, n/k/a Inpixon, entered into an Agreement and Plan of Merger with Inpixon, its wholly-owned Nevada subsidiary formed solely for the purpose of changing the Company’s corporate name from Sysorex Global to Inpixon. In accordance with the Merger Agreement, effective as of March 1, 2017, the subsidiary was merged with and into the Company with the Company as the surviving corporation.

As part of the Company’s Name Change, each of the Company’s subsidiaries also amended their corporate charters to change their names from Sysorex USA, Sysorex Government Services, Inc., and Sysorex Canada Corp. to Inpixon USA, Inpixon Federal, Inc., and Inpixon Canada, Inc., respectively, effective as of March 1, 2017.

Also on the Effective Date, the Company filed a Certificate of Amendment to its Articles of Incorporation with the Secretary of State of the State of Nevada to effect a 1-for-15 reverse stock split of the Company’s common stock, par value $0.001 per share. Pursuant to the Amendment, every 15 shares of the issued and outstanding Common Stock were converted into one share of Common Stock, without any change in the par value per share.

Through and including             , 2017 (the 25th day after the date of this prospectus), all dealers effecting transactions in these securities, whether or not participating in this offering, may be required to deliver a prospectus. This is in addition to the dealers’ obligation to deliver a prospectus when acting as underwriters with respect to their unsold allotments or subscriptions.